Schedule of Credit Default Swaps where we Sell Protection on Credit Default Swap Index Tranches and Fair Values (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Notional value	$ 650		$ 777		$ 925
Index Tranches | Credit default swaps | Securitization Entities
Derivative [Line Items]
Notional value	312		312		314
Matures After One Year Through Five Years | 7% - 15% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage	7.00%		7.00%
Current detachment percentage	15.00%		15.00%
Notional value	100	[1]	100	[1]	0	[1]
Matures After One Year Through Five Years | 9% - 12% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage	9.00%		9.00%		9.00%
Current detachment percentage	12.00%		12.00%		12.00%
Notional value	250	[2]	250	[2]	300	[2]
Matures After One Year Through Five Years | 10% - 15% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage	10.00%		10.00%		10.00%
Current detachment percentage	15.00%		15.00%		15.00%
Notional value	250	[3]	250	[3]	250	[3]
Matures After Five Years Through Ten Years | 12% - 22% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage			12.00%		12.00%
Current detachment percentage			22.00%		22.00%
Notional value			0	[4]	248	[4]
Matures After Five Years Through Ten Years | 15% - 30% | Index Tranches | Credit default swaps | Original Index Tranche Attachment/Detachment Point And Maturity
Derivative [Line Items]
Current attachment percentage			14.80%		14.80%
Current detachment percentage			30.30%		30.30%
Notional value	0	[4]	127	[4],[5]	127	[5]
Portion Backing Third-Party Borrowings Maturing 2017 | Index Tranches | Credit default swaps | Securitization Entities
Derivative [Line Items]
Notional value	12	[5]	12	[5],[6]	14	[6]
Portion Backing Third-Party Borrowings Maturing 2017 | Original Amount | Securitization Entities
Derivative [Line Items]
Notional value	39		39
Portion Backing Interest Maturing 2017 | Index Tranches | Credit default swaps | Securitization Entities
Derivative [Line Items]
Notional value	300	[6]	300	[6],[7]	300	[7]
Portion Backing Interest Maturing 2017 | Original Amount | Securitization Entities
Derivative [Line Items]
Notional value	$ 300		$ 300

[1]	The current attachment/detachment as of December 31, 2012 was 7%-15%.
[2]	The current attachment/detachment as of December 31, 2012 and 2011 was 9%-12%.
[3]	The current attachment/detachment as of December 31, 2012 and 2011 was 10%-15%.
[4]	The current attachment/detachment as of December 31, 2012 and 2011 was 12%-22%.
[5]	The current attachment/detachment as of December 31, 2012 and 2011 was 14.8%-30.3%.
[6]	Original notional value was $39 million.
[7]	Original notional value was $300 million.